STABLE VALUE FUND	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
STABLE VALUE FUND
STABLE VALUE FUND

NOTE D – STABLE VALUE FUND

The Stable Value Fund is a collective trust fund sponsored by T. Rowe Price Associates, Inc. Each investor’s beneficial interest in the net assets of the trust is represented by units, an unlimited number of which are authorized. Unit transactions are subject to terms, conditions, and limitations defined in the Declaration of Trust. Trust units are issued and redeemed only on a valuation date and at the NAV per unit computed on that date. Trust units may be redeemed on a daily basis to meet benefit payments and other participant initiated withdrawals permitted by retirement plans invested in the trust. The investment objectives of the trust are to maximize current income consistent with the maintenance of principal and to provide for withdrawals for certain participant initiated transactions under a retirement plan without penalty or adjustment. The trust will attempt to achieve these objectives by investing principally in guaranteed investment contracts (“GICs”) issued by insurance companies; investment contracts issued by banks (“BICs”); structured or synthetic investment contracts (“SICs”) issued by banks, insurance companies, and other issuers, as well as the securities supporting such SICs (underlying assets); separate account contracts; and other similar instruments that are intended to maintain a constant NAV while permitting participant initiated, benefit- responsive withdrawals for certain events.

The Stable Value Fund investment has been identified as a fully benefit-responsive investment. Participants ordinarily may direct the withdrawal or transfer of all or a portion of their investment at contract value.

Contract value represents contributions made to the benefit-responsive investments, plus earnings, less participant withdrawals, and administrative expenses. The benefit-responsive investments impose certain restrictions on the Plan, and the investments themselves may be subject to circumstances that impact their ability to transact at contract value, as described in the following paragraphs. Plan management believes that the occurrence of events that would cause the investments to transact at less than contract value is not probable.

All investment contracts held by the Stable Value Fund are effected directly between the trust and the issuer of the contract and are nontransferable. Permitted participant-initiated withdrawals refer to withdrawals from the trust by an employer-sponsored defined contribution plan directly as a result of participant transactions allowed by the Plan, such as participant withdrawals for benefits, loans, or transfers to other funds or trusts within the Plan.